Share-based compensation	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Share-based compensation
16. Share-based compensation
Incentive subscription rights
IDEX has the practice of renewing its incentive subscription rights program at each annual general meeting, when the preceding program is closed for further grants and a new program opened. In 2020, the board granted incentive subscription rights to employees and individual contractors under the 2019 program in the period January 1—May 14, 2020 and made grants under the 2020 program in the period May 15—December 31, 2020.
Under the 2020 subscription rights-based incentive program approved at the annual general meeting on May 15, 2020, the board may grant up to 71,798,873 incentive subscription rights, but limited in such a way that the total number of subscription rights outstanding under all programs may not exceed 10 percent of the number of shares. The subscription rights may be granted to employees and individual contractors performing similar work in IDEX. The exercise price shall be, at minimum, the higher of the average closing price of the IDEX shares on ten trading days preceding the date of the grant, or the closing price of the IDEX shares on the trading day preceding the date of the grant. Unless resolved otherwise by the board, 25 percent of each grant of subscription rights vest per year. The annual vesting dates are the latest of the following dates before the date of grant of the subscription rights; (i) January 15, (ii) April 15, (iii) July 15 or (iv) October 15. The subscription rights lapse on the fifth anniversary after the annual general meeting that approved the program. Grants under programs for prior years have similar pricing rules, vesting schedules and durations. Unvested subscription rights terminate on the holder’s last day of employment. Vested subscription rights may be exercised up to 90 days after the holder’s last day of employment. There are no cash settlement alternatives.

Replacement of subscription rights
On June 17, 2020 the Board approved a subscription rights (SR) replacement plan whereby employees could replace existing incentive SRs under the 2016-2018 SR plans that were of no value, with SRs under the 2020 SR plan. On October 2, 2020 a combined total of 25,962,800 incentive subscription rights under the Company’s 2020 Subscription Rights Incentive Plan were issued. The exercise price of the Replacement SRs is NOK 1.71 per share, and 1/3 of the Replacement SRs vest on April 15, 2021, 2022 and 2023. All replacement SRs expire on May 15, 2025.

	Number of Subscription Rights	Weighted Average Exercise Price (in NOK)
Outstanding as of December 31, 2018	34,471,050	5.52
Granted	20,414,143	1.38
Exercised	—	—
Forfeited	(3,236,375)	4.34
Expired	(1,773,775)	5.27

Outstanding as of December 31, 2019	52,875,043	4.01
Granted	36,414,800	1.62
Exercised	(52,150)	1.65
Cancelled	(25,962,800)	5.40
Forfeited	(4,363,500)	4.28
Expired	(2,567,300)	7.32

Outstanding as of December 31, 2020	56,344,093	1.66

Subscription Rights exercisable as of December 31, 2020	5,024,700	3.03
Subscription Rights exercisable as of December 31, 2019	13,783,275	6.13

	Number of Subscription Rights	Weighted Average Fair Value (in NOK)
Subscription Rights granted in 2020	36,414,800	0.79
Subscription Rights granted in 2019	20,414,143	0.79
The fair value of the subscription rights granted in the year has been calculated using the Black-Scholes option pricing model applying the following assumptions in 2020 and 2019:

	Year Ended December 31,
	2020	2019	2018
Exercise price (NOK)	1.10 – 1.80	0.15 – 3.88	4.28 –5.12
Weighted average per share	1.62	1.38	4.55
Weighted average actual share price at date of grant (per share)	1.42	1.49	4.55
Expected duration up to (years)	4.77	4.93	4.93
Weighted average (years)	2.96	3.21	3.32
Volatility of share price based on share price history (percent)	78 – 113	63 – 80	48 – 66
Weighted average risk-free interest rate	0.354	1.16	1.16
Expected dividend payment	0	0	0
Actual population of subscription rights holders	No attrition	No attrition	No attrition
Outstanding and vested incentive subscription rights at 31 December 2020 and 2019:

As of December 31, 2020					As of December 31, 2020
Outstanding Subscription Rights					Vested Subscription Rights
Exercise Price (in NOK)	Number of Subscription Rights Outstanding	Weighted Average Exercise Price (in NOK)	Weighted Average Remaining Duration	Weighted Average Remaining Time to Vest (in years)	Number of Vested Subscription Rights	Weighted Average Exercise Price (in NOK)	Weighted Average Remaining Duration (in years)
0.00 – 0.50	4,938,543	0.15	3.36	0.54	—	—	—
0.50 – 1.00	868,100	0.71	3.36	1.34	217,025	0.71	3.35
1.00 – 1.50	5,542,500	1.11	3.36	1.79	—	—	—
1.50 – 2.00	42,245,000	1.70	4.10	1.35	2,843,925	1.65	3.35
3.50 – 4.00	208,00	3.70	3.36	0.87	52,000	3.70	3.02
4.00 – 4.50	1,339,450	4.28	1.04	0.14	871,750	4.28	1.01
5.00 – 5.50	660,000	5.09	2.12	0.05	620,000	5.09	2.11
7.50 – 8.00	467,500	7.76	0.86	0.12	363,750	7.76	0.87
8.00 – 8.50	75,000	8.42	1.37	0.07	56,250	8.42	1.36

Total	56,344,093	3.82	1.66	1.24	5,024,700	3.03	2.59

As of December 31, 2019
Outstanding Subscription Rights					Vested Subscription Rights
Exercise Price (in NOK)	Number of Subscription Rights Outstanding	Weighted Average Exercise Price (in NOK)	Weighted Average Remaining Duration	Weighted Average Remaining Time to Vest (in years)	Number of Vested Subscription Rights	Weighted Average Exercise Price (in NOK)	Weighted Average Remaining Duration (in years)
0.00 – 0.50	4,938,543	0.15	4.36	1.54	—	—	—
0.50 – 1.00	1,253,700	0.71	4.36	2.29	—	—	—
1.50 – 2.00	12,138,200	1.65	4.36	2.04	—	—	—
3.50 – 4.00	896,500	3.82	3.71	1.63	—	—	—
4.00 – 4.50	11,022,200	4.28	3.14	0.91	2,987,300	4.28	2.96
4.50 – 5.00	5,160,000	4.67	2.37	0.78	1,290,000	4.67	2.36
5.00 – 5.50	6,265,900	5.09	3.16	0.93	2,338,475	5.09	3.03
6.50 – 7.00	3,975,000	6.59	1.33	0.28	2,406,250	6.59	1.30
7.50 – 8.00	5,075,000	7.77	1.84	0.35	3,135,000	7.78	1.73
8.00 – 8.50	1,970,000	8.24	1.11	0.16	1,446,250	8.21	0.86
9.00 – 9.50	105,000	9.23	0.27	—	105,000	9.23	0.27
9.50 – 10.00	75,000	9.85	0.37	—	75,000	9.85	0.36

Total	52,875,043	4.01	3.15	1.13	13,783,275	6.13	2.09

Employee Share Purchase Plan
The ESPP was approved by the 2020 annual general meeting. Under the ESPP, IDEX employees may contribute up to 20% of the annual base salary. The contribution periods are
March-May,
June-August, September-November, and December-February. On the first trading day after the close of a contribution period, employees purchase new issue shares at 85% of the lower of the closing share price at the first and last trading day of the contribution period. The shares are restricted for three months.
The first contribution period under the program was September-November 2020. On December 1, 2020, IDEX issued 1,527,917 shares at NOK 1.43 per share.